INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Corporate income tax rate	25.00%	25.00%	25.00%
Deferred income tax expense (benefit)			$ (4,826,059)
Total			$ (4,826,059)
Subsidiaries and/ or VIEs in PRC
Income Taxes
Corporate income tax rate	25.00%